To ensure comparability between the years presented, the Company performed the following reclassifications for the year ended December 31, 2020 and 2019: (Details) - BRL (R$) R$ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net cash provided by operating activities	R$ 3,923,636	R$ 5,839,169	R$ 3,812,083
Net cash used in investing activities	(3,548,791)	(1,430,989)	1,443,106
Net cash provided by (used in) financing activities	(572,476)	(2,008,581)	(6,107,955)
Effect of exchange rate variation on cash and cash equivalents	149,826	939,241	54,540
Net increase in cash and cash equivalents	(47,805)	3,338,840	(798,226)
Cost of sales	38,177,609	30,133,769	25,490,912
Sales and marketing expense	6,531,413	5,673,030	4,991,145
Selling, general and administrative expense	822,960	832,858	685,089
Other operating income (expense)	R$ 211,263	233,323	494,139
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by operating activities		4,417,630	2,521,230
Net cash used in investing activities		(1,430,989)	1,443,106
Net cash provided by (used in) financing activities		(587,042)	(4,817,102)
Effect of exchange rate variation on cash and cash equivalents		939,241	54,540
Net increase in cash and cash equivalents		3,338,840	(798,226)
Cost of sales		(29,998,822)		R$ (25,370,042)
Sales and marketing expense		(5,587,488)	(4,911,666)
Selling, general and administrative expense		(770,282)	(615,683)
Other operating income (expense)		(49,742)	224,384
Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by operating activities		1,421,539	1,290,853
Net cash provided by (used in) financing activities		(1,421,539)	(1,290,853)
Cost of sales		(134,947)	(120,870)
Sales and marketing expense		(85,542)	(79,479)
Selling, general and administrative expense		(62,576)	(69,406)
Other operating income (expense)		R$ 283,065	R$ 269,755